UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.8%
BANK 0.9%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	662,947	$13,921,887
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	499,400	9,988,000
		23,909,887
REAL ESTATE 95.9%
DIVERSIFIED 8.1%
Alexander’s	55,136	17,410,846
Cousins Properties	1,300,884	9,288,312
Duke Realty Corp.	4,615,643	53,495,302
Forest City Enterprises (c)	1,873,140	24,032,386
Vornado Realty Trust	1,476,116	126,252,202
		230,479,048
HEALTH CARE 12.0%
Brookdale Senior Living (c)	1,211,493	19,759,451
HCP	2,108,682	75,870,378
Health Care REIT	1,844,467	87,317,068
Nationwide Health Properties	1,404,028	54,293,763
Senior Housing Properties Trust	1,400,466	32,910,951
Ventas	1,341,579	69,185,229
		339,336,840
HOTEL 4.5%
Hersha Hospitality Trust	3,767,061	19,513,376
Host Hotels & Resorts	4,845,376	70,161,044
Hyatt Hotels Corp. (c)	308,750	11,544,163
Pebblebrook Hotel Trust (c)	1,093,451	19,693,053
Strategic Hotels & Resorts (c)	1,374,959	5,829,826
		126,741,462

	Number of Shares	Value
INDUSTRIAL 3.4%
AMB Property Corp.	821,648	$21,749,022
EastGroup Properties	809,857	30,272,455
ProLogis	3,792,458	44,675,155
		96,696,632
OFFICE 9.5%
BioMed Realty Trust	548,265	9,824,909
Boston Properties	1,308,470	108,760,026
Douglas Emmett	2,083,853	36,488,266
Hudson Pacific Properties	795,073	13,015,345
Kilroy Realty Corp.	352,101	11,668,627
Liberty Property Trust	1,217,191	38,828,393
Mack-Cali Realty Corp.	865,519	28,311,126
SL Green Realty Corp.	362,344	22,947,246
		269,843,938
OFFICE/INDUSTRIAL 1.3%
PS Business Parks	662,909	37,500,762

	Number of Shares	Value
RESIDENTIAL 20.3%
APARTMENT 18.8%
American Campus Communities	352,613	$10,733,540
Apartment Investment & Management Co.	2,440,007	52,167,350
AvalonBay Communities	736,622	76,557,124
BRE Properties	1,262,833	52,407,570
Camden Property Trust	581,435	27,891,437
Colonial Properties Trust	780,471	12,635,825
Education Realty Trust	1,422,461	10,170,596
Equity Residential	2,420,124	115,125,299
Essex Property Trust	370,343	40,530,338
Home Properties	424,016	22,430,446
Mid-America Apartment Communities	394,553	22,994,549
Post Properties	1,215,938	33,948,989
UDR	2,646,028	55,884,111
		533,477,174
MANUFACTURED HOME 1.5%
Equity Lifestyle Properties	768,161	41,849,411
TOTAL RESIDENTIAL		575,326,585
SELF STORAGE 5.5%
Public Storage	1,378,429	133,762,750
Sovran Self Storage	585,560	22,192,724
		155,955,474
SHOPPING CENTER 26.7%
COMMUNITY CENTER 13.0%
Developers Diversified Realty Corp.	4,922,170	55,226,748
Federal Realty Investment Trust	633,685	51,746,717
Kimco Realty Corp.	6,952,832	109,507,104
Regency Centers Corp.	1,153,726	45,537,565
Tanger Factory Outlet Centers	1,066,999	50,298,333
Weingarten Realty Investors	2,608,927	56,926,787
		369,243,254

		Number of Shares	Value
REGIONAL MALL 13.7%
Equity One		334,584	$5,647,778
Macerich Co.		1,511,711	64,927,988
Simon Property Group		3,126,130	289,917,296
Taubman Centers		600,630	26,794,104
			387,287,166
TOTAL SHOPPING CENTER			756,530,420
SPECIALTY 4.6%
Digital Realty Trust		1,177,672	72,662,363
Plum Creek Timber Co.		687,593	24,272,033
Rayonier		647,078	32,431,549
			129,365,945
TOTAL REAL ESTATE			2,717,777,106

TOTAL INVESTMENTS (Identified cost—$1,959,300,273)	96.8%		2,741,686,993

OTHER ASSETS IN EXCESS OF LIABILITIES	3.2		91,427,459

NET ASSETS (Equivalent to $54.35 per share based on 52,124,288 shares of common stock outstanding)	100.0%		$2,833,114,452

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.9% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.9% of net assets of the Fund.

(c)	Non-income producing security.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.9% of net assets of the Fund.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal

COHEN & STEERS REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Other Industries not Real Estate	$23,909,887	$—	—	$23,909,887
Common Stock — Real Estate	2,717,777,106	2,717,777,106	—	—
Total Investments	$2,741,686,993	$2,717,777,106	—	$23,909,887

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—

Net purchases	23,909,887

Balance as of September 30, 2010	$23,909,887

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$784,209,569
Gross unrealized depreciation	(1,822,849)
Net unrealized appreciation	$782,386,720

Cost for federal income tax purposes	$1,959,300,273

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010